Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,300,000	1,000,300,000
Ordinary shares, shares issued	3,252,364	3,238,025
Ordinary shares, shares outstanding	3,252,364	3,238,025